Commitments and Contingent Liabilities [Text Block]	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities [Text Block]
27.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

The MUFG Group leases certain technology systems, office space and equipment under noncancelable agreements which expire through the fiscal year 2048.

Future minimum rental commitments for noncancelable leases at March 31, 2018 were as follows:

	Capital leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2019	¥5,559	¥93,378
2020	4,297	79,284
2021	3,746	70,402
2022	2,784	61,145
2023	1,602	54,551
2024 and thereafter	3,513	311,437

Total minimum lease payments	¥21,501	¥670,197

Amount representing interest	(2,787)

Present value of minimum lease payments	¥18,714

Total rental expense for the fiscal years ended March 31, 2016, 2017 and 2018 was ¥118,286 million, ¥113,649 million and ¥119,208 million, respectively.

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Money Lending Business Act which, effective June 18, 2010, abolished the so-called “gray-zone interest.” Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Act (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Act. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower’s annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Act so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG’s consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Act. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Act.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Act in certain circumstances. Borrowers’ claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥39,414 million and ¥23,724 million as of March 31, 2017 and 2018, respectively. Provision (reversal) related to the allowance is included in Other non-interest expenses in the accompanying consolidated statements of income. For the fiscal years ended March 31, 2016, 2017 and 2018, there was a negative impact of ¥22,426 million, ¥56,911 million and nil, respectively, on Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Litigation

In the ordinary course of business, the MUFG Group is subject to various litigation and regulatory matters. In accordance with applicable accounting guidance, the MUFG Group establishes an accrued liability for loss contingencies arising from litigation and regulatory matters when they are determined to be probable in their occurrence and the probable loss amount can be reasonably estimated. Based upon current knowledge and consultation with counsel, management believes the eventual outcome of such litigation and regulatory matters, where losses are probable and the probable loss amounts can be reasonably estimated, would not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows. Additionally, management believes the amount of loss that is reasonably possible, but not probable, from various litigation and regulatory matters is not material to the MUFG Group’s financial position, results of operations or cash flows.